EQUITY - Schedule of Units (Details) - Class C Shares $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) shares
Opening balance (in shares) | shares	0
Share issuance (in shares) | shares	25,853,695
Converted from exchangeable shares | shares	80,425
Ending balance (in shares) | shares	25,934,120
Opening balance | $	$ 0
Share issuance | $	735,000
Converted from exchangeable shares | $	2,000
Ending balance | $	$ 737,000